Marketable Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Other comprehensive income from available-for-sale securities, Beginning	$ (58)	$ 40
Gains reclassified into earnings from marketable securities		(94)	$ 16
Unrealized losses from available-for-sale securities	(36)	(4)
Other comprehensive income/loss from available-for-sale securities, Ending	$ (94)	$ (58)	$ 40